Other Payables - Schedule of Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Other Payables [Line Items]
Provisions related to payroll	$ 123.0	$ 100.7
Provision for employee profit sharing	66.2	51.3
Long-term incentive	45.4	34.0
Other accounts payable	45.5	33.6
Mutual with jointly controlled operation	22.4	26.8
Commission payable	10.4	16.0
Contractual obligations	15.8	22.3
Brazilian air force	7.7	2.6
Insurance	4.9	6.1
Facility accounts payable	2.4	1.9
Recourse and non-recourse debt	2.9	5.8
Training simulator	2.0	5.9
Accounts payable from financial guarantees	0.0	3.0
Other payables	387.7	371.0
Current portion	332.3	319.9
Non-current portion	55.4	51.1
Tempest Servicos de Informatica S A [Member]
Disclosure Of Detailed Information About Other Payables [Line Items]
Non-controlling purchase options	15.1	31.0
Eve Holding Inc [Member]
Disclosure Of Detailed Information About Other Payables [Line Items]
Non-controlling purchase options	$ 24.0	$ 30.0